S000004308 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	305 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
S&P MidCap 400 Growth Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.46%	7.12%	10.44%
iShares S&P Mid-Cap 400 Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent	7.29%	6.97%	10.23%
Performance Inception Date				Jul. 24, 2000
iShares S&P Mid-Cap 400 Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.10%	6.73%	9.96%
iShares S&P Mid-Cap 400 Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.41%	5.42%	8.38%